10. WARRANTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Warrants and Rights Note Disclosure [Abstract]
Warrants outstanding and exercisable
Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.00648	59,413,581	1.80	$0.00648	59,413,581	$0.00648
0.00860	5,787,037	1.76	0.00860	5,787,037	0.00860
0.02000	2,495,000	1.76	0.02000	2,495,000	0.02000
0.04000	8,750,000	Contingent	0.04000	-	-
0.05000	1,920,000	1.69	0.05000	1,920,000	0.05000
0.05000	7,000,000	Contingent	0.05000	-	-
0.10000	2,187,101	3.90	0.10000	2,187,101	0.10000
	87,552,719	1.90		71,802,719	$0.01113

Exercise Price	Number Outstanding	Warrants Outstanding Weighted Average Remaining Contractual Life (years)	Weighted Average Exercise price	Number Exercisable	Warrants Exercisable Weighted Average Exercise Price
$0.10	2,187,101	4.37	$0.10	2,187,101	$0.10

Warrants outstanding
	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2012	2,187,101	$0.10
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	0.10
Granted	85,365,628	0.01
Exercised	–	–
Canceled or expired	–	–
Outstanding at June 30, 2014	87,552,729	$0.01

	Number of Shares	Weighted Average Price Per Share
Outstanding at December 31, 2011	–	$–
Granted	–	–
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2012	–	–
Granted	2,187,101	0.10
Exercised	–	–
Canceled or expired	–	–
Outstanding at December 31, 2013	2,187,101	$0.10